State Street SPDR MSCI ACWI ex-US ETF Average Annual Total Returns	12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	20.65%	7.91%	8.61%	8.41%
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.06%		10.75%		11.45%
State Street SPDR MSCI ACWI ex-US ETF
Prospectus [Line Items]
Average Annual Return, Percent	32.64%		8.38%		8.65%
State Street SPDR MSCI ACWI ex-US ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.51%		7.64%		7.96%
State Street SPDR MSCI ACWI ex-US ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.79%		6.46%		6.90%